Fort Pitt Capital Total Return Fund
Schedule of Investments
July 31, 2025 (Unaudited)
COMMON STOCKS — 99.38% Shares Fair Value
Communications — 4.37%
Alphabet, Inc., Class A 13,712 $ 2,631,333
Consumer Discretionary — 7.37%
Amazon.com, Inc.
(a)
5,610 1,313,357
Builders FirstSource, Inc.
(a)
6,542 831,684
Lowe's Companies, Inc. 7,580 1,694,661
Lululemon Athletica, Inc.
(a)
2,992 599,986
4,439,688
Consumer Staples — 1.25%
PepsiCo, Inc. 5,449 751,526
Financials — 18.88%
Apollo Asset Management, Inc., Class A 17,799 2,586,551
Arthur J. Gallagher & Co. 10,938 3,141,941
Blackstone, Inc., Class A 10,363 1,792,384
Intercontinental Exchange, Inc. 10,013 1,850,703
PNC Financial Services Group, Inc. (The) 10,530 2,003,543
11,375,122
Health Care — 13.38%
Abbott Laboratories 21,557 2,720,278
Danaher Corp. 6,288 1,239,742
Merck & Co., Inc. 15,107 1,180,159
Thermo Fisher Scientific, Inc. 6,243 2,919,726
8,059,905
Industrials — 20.96%
Deere & Co. 2,690 1,410,555
GXO Logistics, Inc.
(a)
56,432 2,805,235
Keysight Technologies, Inc.
(a)
11,686 1,915,452
Parker-Hannifin Corp. 6,401 4,684,892
RTX Corp. 11,501 1,812,213
12,628,347
Technology — 33.17%
Accenture PLC, Class A 982 262,292
Adobe, Inc.
(a)
2,589 926,059
Advanced Micro Devices, Inc.
(a)
27,140 4,785,054
Apple, Inc. 4,170 865,567
Broadcom, Inc. 11,719 3,441,870
Lam Research Corp. 27,998 2,655,330
Microsoft Corp. 9,811 5,234,169
Zebra Technologies Corp., Class A
(a)
5,366 1,819,181
19,989,522
Total Common Stocks (Cost $29,803,630) 59,875,443

Fort Pitt Capital Total Return Fund
Schedule of Investments (continued)
July 31, 2025 (Unaudited)
MONEY MARKET FUNDS — 0.55% Shares Fair Value
Invesco Government & Agency Portfolio, Institutional Class, 4.25%
(b)
329,183 $ 329,183
Total Money Market Funds (Cost $329,183) 329,183
Total Investments — 99.93%
    (Cost $30,132,813) 60,204,626
Other Assets in Excess of Liabilities — 0.07% 40,482
NET ASSETS — 100.00% $ 60,245,108
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2025.